INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of differences between the PRC statutory income tax rate and the Group's effective income tax rate

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2.5)
Loss before income tax	(2,334,695)	(2,506,620)	(1,465,694)	(206,439)
Income tax computed at respective applicable tax rate	(410,899)	(442,343)	(263,660)	(37,136)
Non-deductible expenses	68,400	38,570	124,733	17,569
Research and development expenses plus deduction	(50,530)	(74,415)	(80,069)	(11,278)
True up of withholding tax expenses	(3,154)	—	—	—
Changes in valuation allowance	393,029	478,885	218,996	30,845
	(3,154)	697	—	—
Effect of tax holidays entitled by the PRC subsidiaries on basic loss per share	(0.84)	(0.65)	(0.42)	(0.06)

Schedule of the deferred tax assets and liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$
			(Note 2.5)
Deferred tax assets:
Net operating loss carryforward	792,602	912,137	128,472
Depreciation and amortization of property, equipment, software, intangible asset and capitalized R&D expenses	39,189	91,214	12,847
Share-based compensation expenses	127,950	197,274	27,785
Accrual expense	30,210	8,205	1,156
Less: valuation allowance	(972,118)	(1,191,114)	(167,765)
Total deferred tax assets	17,833	17,716	2,495

Deferred tax liabilities:
Acquired intangible assets	17,833	17,716	2,495
Total deferred tax liabilities	17,833	17,716	2,495
Deferred tax assets, net	—	—	—

Schedule of movement of the valuation allowance

	Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2.5)
Balance as of January 1	(100,204)	(493,233)	(972,118)	(136,920)
Additions	(393,029)	(478,885)	(283,273)	(39,898)
Utilization and reversal of valuation allowances	—	—	64,277	9,053
Balance as of December 31	(493,233)	(972,118)	(1,191,114)	(167,765)